POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE

PROSPECTUS DATED AUGUST 28, 2015 OF:

PowerShares Aerospace & Defense Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares BuyBack Achievers™ Portfolio	PowerShares Dynamic Retail Portfolio
PowerShares Cleantech™ Portfolio	PowerShares Dynamic Semiconductors Portfolio
PowerShares Dividend Achievers™ Portfolio	PowerShares Dynamic Software Portfolio
PowerShares DWA Basic Materials Momentum Portfolio	PowerShares Financial Preferred Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares DWA Energy Momentum Portfolio	PowerShares Global Listed Private Equity Portfolio
PowerShares DWA Financial Momentum Portfolio	PowerShares Golden Dragon China Portfolio
PowerShares DWA Healthcare Momentum Portfolio	PowerShares High Yield Equity Dividend Achievers™ Portfolio
PowerShares DWA Industrials Momentum Portfolio	PowerShares International Dividend Achievers™ Portfolio
PowerShares DWA Momentum Portfolio	PowerShares NASDAQ Internet Portfolio
PowerShares DWA NASDAQ Momentum Portfolio	PowerShares Russell Top 200 Equal Weight Portfolio
PowerShares DWA Technology Momentum Portfolio	PowerShares Russell Top 200 Pure Growth Portfolio
PowerShares DWA Utilities Momentum Portfolio	PowerShares Russell Top 200 Pure Value Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Russell Midcap Equal Weight Portfolio
PowerShares Dynamic Building & Construction Portfolio	PowerShares Russell Midcap Pure Growth Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Russell Midcap Pure Value Portfolio
PowerShares Dynamic Food & Beverage Portfolio	PowerShares Russell 2000 Equal Weight Portfolio
PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Russell 2000 Pure Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio	PowerShares Russell 2000 Pure Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares S&P 500 BuyWrite Portfolio
PowerShares Dynamic Market Portfolio	PowerShares S&P 500® High Quality Portfolio
PowerShares Dynamic Media Portfolio	PowerShares Water Resources Portfolio
PowerShares Dynamic Networking Portfolio	PowerShares WilderHill Clean Energy Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, Kevin Baum is no longer a Portfolio Manager of PowerShares S&P 500 BuyWrite Portfolio. Accordingly, all information and references related to him are hereby removed from the Prospectus.

•	On page 179, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares S&P 500 BuyWrite Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	October 2013

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	October 2013

Richard Ose	Vice President and Portfolio Manager of the Adviser	October 2013

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1 SUP-1 120415

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015,

AS SUPPLEMENTED SEPTEMBER 29, 2015

Effective immediately, the Statement of Additional Information is revised as follows:

•	Kevin Baum is no longer a Portfolio Manager of PowerShares S&P 500 BuyWrite Portfolio. Accordingly, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement for Future Reference.

P-PS-SAI-TRUSTI-SUP-2 120415